Accruals and Other Liabilities - Summary of Accruals and Other Current Liabilities (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Line Items]
Provision for Loss on Contracts	¥ 285,519